Income Taxes: - Components of Income Tax (Benefit) Provision (Details) - USD ($)	3 Months Ended				10 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 27, 2021	Mar. 31, 2020	Mar. 28, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 29, 2018
Current:
Total current					$ 0	$ 0		$ 0
Deferred:
Tax benefit (provision)	$ 0		$ 0		$ 0	$ 0		$ 0
Hman Group holdings Inc and subsidiaries
Current:
Federal & State							$ 629,000		$ 1,235,000	$ 263,000
Foreign							(49,000)		611,000	67,000
Total current							580,000		1,846,000	330,000
Deferred:
Federal & State							(7,625,000)		(23,333,000)	(11,679,000)
Foreign							(1,356,000)		(2,625,000)	(4,741,000)
Total deferred							(8,981,000)		(25,958,000)	(16,420,000)
Valuation allowance							(1,038,000)		835,000	7,200,000
Tax benefit (provision)		$ (6,653,000)		$ (4,237,000)			$ (9,439,000)		$ (23,277,000)	$ (8,890,000)